Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Operating Leased Assets [Line Items]
Weighted average remaining lease term operating leases	6 years
Weighted average discount rate operating leases	10.00%
Operating leases, rent expense		$ 15.4	$ 14.3
Store Relocation Commitment [Member]
Operating Leased Assets [Line Items]
Operating lease unexecuted commitement	$ 3.3
Operating lease unexcecuted commitement term	10 years